Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Life premiums and contract charges (net of reinsurance ceded of $290, $303 and $309)	$ 36,513	$ 34,678	$ 33,582
Other income	939	883	865
Net investment income	3,240	3,401	3,042
Realized capital gains and losses:
Total other-than-temporary impairment (“OTTI”) losses	(13)	(146)	(313)
OTTI losses reclassified (from) to other comprehensive income (OCI)	(1)	(4)	10
Net OTTI losses recognized in earnings	(14)	(150)	(303)
Sales and valuation changes on equity investments and derivatives	(863)	595	213
Total realized capital gains and losses	(877)	445	(90)
Total revenues	39,815	39,407	37,399
Costs and expenses
Property and casualty insurance claims and claims expense (net of reinsurance ceded and indemnification programs of $1,378, $1,807 and $1,116)	22,778	21,847	22,160
Life contract benefits (net of reinsurance ceded of $240, $179 and $208)	1,973	1,923	1,857
Interest credited to contractholder funds (net of reinsurance ceded of $24, $25 and $26)	654	690	726
Amortization of deferred policy acquisition costs	5,222	4,784	4,550
Operating costs and expenses	5,594	5,196	4,846
Pension and other postretirement remeasurement gains and losses	468	(217)	270
Amortization of purchased intangible assets	105	99	32
Restructuring and related charges	67	96	18
Goodwill impairment	0	125	0
Interest expense	332	335	295
Total costs and expenses	37,193	34,878	34,754
Gain on disposition of operations	6	20	5
Income from operations before income tax expense	2,628	4,549	2,650
Income tax expense	468	995	842
Net income	2,160	3,554	1,808
Preferred stock dividends	148	116	116
Net income applicable to common shareholders	$ 2,012	$ 3,438	$ 1,692
Earnings per common share:
Net income applicable to common shareholders earnings per common share - Basic (in dollars per share)	$ 5.78	$ 9.50	$ 4.54
Weighted average common shares - Basic (in shares)	347.8	362.0	372.8
Net income applicable to common shareholders earnings per common share - Diluted (in dollars per share)	$ 5.70	$ 9.35	$ 4.48
Weighted average common shares - Diluted (in shares)	353.2	367.8	377.3
Cash dividends declared per common share (in dollars per share)	$ 1.84	$ 1.48	$ 1.32
Property and casualty insurance
Revenues
Life premiums and contract charges (net of reinsurance ceded of $290, $303 and $309)	$ 34,048	$ 32,300	$ 31,307
Life insurance and other
Revenues
Life premiums and contract charges (net of reinsurance ceded of $290, $303 and $309)	$ 2,465	$ 2,378	$ 2,275